CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows provided by operating activities:
Net loss	$ (2,381,866)	$ (2,591,642)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	117,357	125,601
Stock compensation expense for options and warrants granted to employees and consultants	391,605	303,979
Fair value of restricted stock granted for marketing services	349,045	81,703
Fair value of warrants issued for marketing services	25,787
Fair value of common stock issued for consulting services	105,000
Change in fair value of derivative liabilities	279,000	(62,000)
Interest expense related to accretion of debt discount costs	141,000	58,750
Interest expense related to amortization of loan acquisition costs	128,044	36,544
Changes in operating assets and liabilities:
Accounts receivable	(2,660,922)	(872,487)
Prepaid and other current assets	22,864	256,506
Supplies	(407,856)	35,971
Deposits	(8,275)
Accounts payable and accrued expenses	2,822,050	218,842
Accrued compensation and benefits	526,791	259,216
Deferred revenue	520,775	125,965
Net cash used for operating activities	(29,601)	(2,023,052)
Cash flows (used for) investing activities:
Purchases of property and equipment	(29,841)	(24,669)
Net cash (used for) investing activities	(29,841)	(24,669)
Cash flows provided by financing activities:
Net proceeds from line of credit agreement	528,486
Proceeds from convertible notes payable		1,850,000
Loan acquisition fees paid	(24,864)	(171,620)
Payments on capital leases	(85,323)	(48,451)
Net cash provided by financing activities	418,299	1,629,929
Net increase (decrease) in cash and cash equivalents	358,857	(417,792)
Cash and cash equivalents, beginning of year	1,832,115	2,249,907
Cash and cash equivalents, end of year	$ 2,190,972	$ 1,832,115